Subsequent Events - Segmented Financial Information Reclassified (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [line items]
Gross revenues	$ 20,117	$ 21,919
Royalties	(323)	(335)
Marketing and other	189	668
Revenue	19,983	22,252
Purchases of crude oil and products	12,817	14,555
Production, operating and transportation expenses (note 21)	3,017	2,803
Selling, general and administrative expenses (note 21)	693	654
Depletion, depreciation, amortization and impairment (notes 9, 10)	5,496	2,591
Expense arising from exploration for and evaluation of mineral resources	547	149
Gain on sale of assets (note 9)	(8)	(4)
Other – net (note 13)	(584)	(591)
Expenses	21,978	20,157
Earnings from operating activities	(1,995)	2,095
Share of equity investment income (note 12)	59	69
Net foreign exchange gain	44	14
Finance income	74	64
Finance expenses	(351)	(314)
Financial Items	(233)	(236)
Earnings before income taxes	(2,169)	1,928
Current tax expense (income) and adjustments for current tax of prior periods	175	75
Deferred tax expense (income)	(974)	396
Tax expense (income)	(799)	471
Net earnings (loss)	(1,370)	1,457
Intersegment revenues	2,022	1,554
Expense arising from exploration for and evaluation of mineral resources	46	242
Expenditures on property, plant and equipment(2)	3,386	3,336
Assets	33,122	35,225
Canadian Refined Products
Disclosure of non-adjusting events after reporting period [line items]
Gross revenues	3,122	3,412
Eliminations
Disclosure of non-adjusting events after reporting period [line items]
Gross revenues	(2,022)	(1,554)
Reclassification of Segments
Disclosure of non-adjusting events after reporting period [line items]
Gross revenues	20,117	21,919
Royalties	(323)	(335)
Marketing and other	189	668
Revenue	19,983	22,252
Purchases of crude oil and products	12,817	14,555
Production, operating and transportation expenses (note 21)	3,017	2,803
Selling, general and administrative expenses (note 21)	693	654
Depletion, depreciation, amortization and impairment (notes 9, 10)	5,496	2,591
Expense arising from exploration for and evaluation of mineral resources	547	149
Gain on sale of assets (note 9)	(8)	(4)
Other – net (note 13)	(584)	(591)
Expenses	21,978	20,157
Earnings from operating activities	(1,995)	2,095
Share of equity investment income (note 12)	59	69
Net foreign exchange gain	44	14
Finance income	74	64
Finance expenses	(351)	(314)
Financial Items	(233)	(236)
Earnings before income taxes	(2,169)	1,928
Current tax expense (income) and adjustments for current tax of prior periods	175	75
Deferred tax expense (income)	(974)	396
Tax expense (income)	(799)	471
Net earnings (loss)	(1,370)	1,457
Intersegment revenues	664	937
Expense arising from exploration for and evaluation of mineral resources	46	242
Expenditures on property, plant and equipment(2)	3,386	3,336
Assets	33,122	35,225
Reclassification of Segments | Integrated Corridor
Disclosure of non-adjusting events after reporting period [line items]
Gross revenues	18,565	19,966
Royalties	(214)	(207)
Marketing and other	189	668
Revenue	18,540	20,427
Purchases of crude oil and products	12,841	14,503
Production, operating and transportation expenses (note 21)	2,679	2,501
Selling, general and administrative expenses (note 21)	346	313
Depletion, depreciation, amortization and impairment (notes 9, 10)	3,731	1,804
Expense arising from exploration for and evaluation of mineral resources	167	78
Gain on sale of assets (note 9)	(7)	(4)
Other – net (note 13)	(577)	(566)
Expenses	19,180	18,629
Earnings from operating activities	(640)	1,798
Share of equity investment income (note 12)	9	18
Net foreign exchange gain	0	0
Finance income	0	0
Finance expenses	(162)	(108)
Financial Items	(162)	(108)
Earnings before income taxes	(793)	1,708
Current tax expense (income) and adjustments for current tax of prior periods	25	6
Deferred tax expense (income)	(252)	433
Tax expense (income)	(227)	439
Net earnings (loss)	(566)	1,269
Intersegment revenues	664	937
Expense arising from exploration for and evaluation of mineral resources	20	117
Expenditures on property, plant and equipment(2)	2,009	2,149
Assets	22,261	22,953
Reclassification of Segments | Integrated Corridor | Lloyd Heavy Oil Value Chain
Disclosure of non-adjusting events after reporting period [line items]
Gross revenues	5,117	5,308
Royalties	(160)	(137)
Marketing and other	60	458
Revenue	5,017	5,629
Purchases of crude oil and products	1,829	2,217
Production, operating and transportation expenses (note 21)	1,209	1,121
Selling, general and administrative expenses (note 21)	154	129
Depletion, depreciation, amortization and impairment (notes 9, 10)	941	887
Expense arising from exploration for and evaluation of mineral resources	54	32
Gain on sale of assets (note 9)	0	(1)
Other – net (note 13)	103	(106)
Expenses	4,290	4,279
Earnings from operating activities	727	1,350
Share of equity investment income (note 12)	9	18
Net foreign exchange gain	0	0
Finance income	0	0
Finance expenses	(48)	(43)
Financial Items	(48)	(43)
Earnings before income taxes	688	1,325
Current tax expense (income) and adjustments for current tax of prior periods	(2)	(3)
Deferred tax expense (income)	186	365
Tax expense (income)	184	362
Net earnings (loss)	504	963
Intersegment revenues	452	693
Expense arising from exploration for and evaluation of mineral resources	17	18
Expenditures on property, plant and equipment(2)	939	1,070
Assets	8,312	7,707
Reclassification of Segments | Integrated Corridor | Oil Sands
Disclosure of non-adjusting events after reporting period [line items]
Gross revenues	931	405
Royalties	(13)	(12)
Marketing and other	4	166
Revenue	922	559
Purchases of crude oil and products	528	306
Production, operating and transportation expenses (note 21)	140	132
Selling, general and administrative expenses (note 21)	27	28
Depletion, depreciation, amortization and impairment (notes 9, 10)	938	95
Expense arising from exploration for and evaluation of mineral resources	2	18
Gain on sale of assets (note 9)	0	0
Other – net (note 13)	(28)	0
Expenses	1,607	579
Earnings from operating activities	(685)	(20)
Share of equity investment income (note 12)	0	0
Net foreign exchange gain	0	0
Finance income	0	0
Finance expenses	(59)	(21)
Financial Items	(59)	(21)
Earnings before income taxes	(744)	(41)
Current tax expense (income) and adjustments for current tax of prior periods	10	0
Deferred tax expense (income)	(209)	(11)
Tax expense (income)	(199)	(11)
Net earnings (loss)	(545)	(30)
Intersegment revenues	0	0
Expense arising from exploration for and evaluation of mineral resources	0	0
Expenditures on property, plant and equipment(2)	38	51
Assets	2,757	3,237
Reclassification of Segments | Integrated Corridor | Western Canada Production
Disclosure of non-adjusting events after reporting period [line items]
Gross revenues	506	661
Royalties	(41)	(58)
Marketing and other	101	86
Revenue	566	689
Purchases of crude oil and products	39	140
Production, operating and transportation expenses (note 21)	308	302
Selling, general and administrative expenses (note 21)	105	106
Depletion, depreciation, amortization and impairment (notes 9, 10)	1,034	292
Expense arising from exploration for and evaluation of mineral resources	111	28
Gain on sale of assets (note 9)	(2)	(1)
Other – net (note 13)	2	5
Expenses	1,597	872
Earnings from operating activities	(1,031)	(183)
Share of equity investment income (note 12)	0	0
Net foreign exchange gain	0	0
Finance income	0	0
Finance expenses	(24)	(19)
Financial Items	(24)	(19)
Earnings before income taxes	(1,055)	(202)
Current tax expense (income) and adjustments for current tax of prior periods	0	0
Deferred tax expense (income)	(283)	(55)
Tax expense (income)	(283)	(55)
Net earnings (loss)	(772)	(147)
Intersegment revenues	205	233
Expense arising from exploration for and evaluation of mineral resources	3	99
Expenditures on property, plant and equipment(2)	191	322
Assets	1,709	2,534
Reclassification of Segments | Integrated Corridor | U.S. Refining
Disclosure of non-adjusting events after reporting period [line items]
Gross revenues	10,250	11,777
Royalties	0	0
Marketing and other	24	(42)
Revenue	10,274	11,735
Purchases of crude oil and products	8,935	10,342
Production, operating and transportation expenses (note 21)	869	795
Selling, general and administrative expenses (note 21)	51	40
Depletion, depreciation, amortization and impairment (notes 9, 10)	735	450
Expense arising from exploration for and evaluation of mineral resources	0	0
Gain on sale of assets (note 9)	1	0
Other – net (note 13)	(654)	(464)
Expenses	9,937	11,163
Earnings from operating activities	337	572
Share of equity investment income (note 12)	0	0
Net foreign exchange gain	0	0
Finance income	0	0
Finance expenses	(18)	(14)
Financial Items	(18)	(14)
Earnings before income taxes	319	558
Current tax expense (income) and adjustments for current tax of prior periods	17	9
Deferred tax expense (income)	54	115
Tax expense (income)	71	124
Net earnings (loss)	248	434
Intersegment revenues	3	5
Expense arising from exploration for and evaluation of mineral resources	0	0
Expenditures on property, plant and equipment(2)	768	666
Assets	8,645	8,558
Reclassification of Segments | Integrated Corridor | Canadian Refined Products
Disclosure of non-adjusting events after reporting period [line items]
Gross revenues	2,425	2,752
Royalties	0	0
Marketing and other	0	0
Revenue	2,425	2,752
Purchases of crude oil and products	2,174	2,435
Production, operating and transportation expenses (note 21)	153	151
Selling, general and administrative expenses (note 21)	9	10
Depletion, depreciation, amortization and impairment (notes 9, 10)	83	80
Expense arising from exploration for and evaluation of mineral resources	0	0
Gain on sale of assets (note 9)	(6)	(2)
Other – net (note 13)	0	(1)
Expenses	2,413	2,673
Earnings from operating activities	12	79
Share of equity investment income (note 12)	0	0
Net foreign exchange gain	0	0
Finance income	0	0
Finance expenses	(13)	(11)
Financial Items	(13)	(11)
Earnings before income taxes	(1)	68
Current tax expense (income) and adjustments for current tax of prior periods	0	0
Deferred tax expense (income)	0	19
Tax expense (income)	0	19
Net earnings (loss)	(1)	49
Intersegment revenues	4	6
Expense arising from exploration for and evaluation of mineral resources	0	0
Expenditures on property, plant and equipment(2)	73	40
Assets	838	917
Reclassification of Segments | Integrated Corridor | Eliminations
Disclosure of non-adjusting events after reporting period [line items]
Gross revenues	(664)	(937)
Royalties	0	0
Marketing and other	0	0
Revenue	(664)	(937)
Purchases of crude oil and products	(664)	(937)
Production, operating and transportation expenses (note 21)	0	0
Selling, general and administrative expenses (note 21)	0	0
Depletion, depreciation, amortization and impairment (notes 9, 10)	0	0
Expense arising from exploration for and evaluation of mineral resources	0	0
Gain on sale of assets (note 9)	0	0
Other – net (note 13)	0	0
Expenses	(664)	(937)
Earnings from operating activities	0	0
Share of equity investment income (note 12)	0	0
Net foreign exchange gain	0	0
Finance income	0	0
Finance expenses	0	0
Financial Items	0	0
Earnings before income taxes	0	0
Current tax expense (income) and adjustments for current tax of prior periods	0	0
Deferred tax expense (income)	0	0
Tax expense (income)	0	0
Net earnings (loss)	0	0
Intersegment revenues	0	0
Expense arising from exploration for and evaluation of mineral resources	0	0
Expenditures on property, plant and equipment(2)	0	0
Assets	0	0
Reclassification of Segments | Offshore
Disclosure of non-adjusting events after reporting period [line items]
Gross revenues	1,552	1,953
Royalties	(109)	(128)
Marketing and other	0	0
Revenue	1,443	1,825
Purchases of crude oil and products	(24)	52
Production, operating and transportation expenses (note 21)	340	304
Selling, general and administrative expenses (note 21)	55	58
Depletion, depreciation, amortization and impairment (notes 9, 10)	1,661	695
Expense arising from exploration for and evaluation of mineral resources	380	71
Gain on sale of assets (note 9)	(1)	0
Other – net (note 13)	9	(19)
Expenses	2,420	1,161
Earnings from operating activities	(977)	664
Share of equity investment income (note 12)	50	51
Net foreign exchange gain	0	0
Finance income	3	12
Finance expenses	(38)	(28)
Financial Items	(35)	(16)
Earnings before income taxes	(962)	699
Current tax expense (income) and adjustments for current tax of prior periods	125	141
Deferred tax expense (income)	(393)	35
Tax expense (income)	(268)	176
Net earnings (loss)	(694)	523
Intersegment revenues	0	0
Expense arising from exploration for and evaluation of mineral resources	26	125
Expenditures on property, plant and equipment(2)	1,246	1,066
Assets	8,077	8,627
Reclassification of Segments | Corporate
Disclosure of non-adjusting events after reporting period [line items]
Gross revenues	0	0
Royalties	0	0
Marketing and other	0	0
Revenue	0	0
Purchases of crude oil and products	0	0
Production, operating and transportation expenses (note 21)	(2)	(2)
Selling, general and administrative expenses (note 21)	292	283
Depletion, depreciation, amortization and impairment (notes 9, 10)	104	92
Expense arising from exploration for and evaluation of mineral resources	0	0
Gain on sale of assets (note 9)	0	0
Other – net (note 13)	(16)	(6)
Expenses	378	367
Earnings from operating activities	(378)	(367)
Share of equity investment income (note 12)	0	0
Net foreign exchange gain	44	14
Finance income	71	52
Finance expenses	(151)	(178)
Financial Items	(36)	(112)
Earnings before income taxes	(414)	(479)
Current tax expense (income) and adjustments for current tax of prior periods	25	(72)
Deferred tax expense (income)	(329)	(72)
Tax expense (income)	(304)	(144)
Net earnings (loss)	(110)	(335)
Intersegment revenues	0	0
Expense arising from exploration for and evaluation of mineral resources	0	0
Expenditures on property, plant and equipment(2)	131	121
Assets	$ 2,784	$ 3,645